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                                                            [METLIFE LETTERHEAD]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

November 13, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File Nos. 333-152385/811-03365
    (Series XTRA)
    Rule 497(j) Certification
    -------------------------------------------

Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, dated November 10, 2008, one Prospectus Supplement, dated November 10, 2008 to the Prospectuses dated April 28, 2008 and November 10, 2008 (as supplemented) and Statement of Additional Information ("SAI"), dated November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on October 28, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
-----------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company